Financial instruments - Fair values and risk management - Financial instruments measured at fair value (Details) - Discounted cash flow	Dec. 31, 2024	Dec. 31, 2023
Measurement input, discount rate
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets (%)	0.175	0.175
Lack of marketability, measurement input
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets (%)	0.251	0.325